SHORT-TERM INVESTMENTS - Summary of Detailed Information About Investment Portfolio (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Short Term Investments [Abstract]
Certificate of bank deposits (CDB)		R$ 644	R$ 2,012
Repurchase operations (cash and cash equivalents)		1,433,487	937,645
Treasury bills	[1]	392,253	539,450
Government securities (LFT)		1,272,445	46,071
Exclusive Investment Fund Portfolio		R$ 3,098,829	R$ 1,525,178

[1]	As of December 31, 2023, investments in treasury bills are remunerated at an average rate of 108.15% of the CDI (109.69% as of December 31, 2022).